LOANS AND ADVANCES TO CUSTOMERS, NET - Impact of movements in the value of the portfolio and loss allowance by stage (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($)
12-month expected credit losses | Stage One
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	$ 51,669,823
Changes in loss allowance for credit losses	420,975
Lifetime expected credit losses | Stage Two
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	(643,314)
Changes in loss allowance for credit losses	(178,706)
Lifetime expected credit losses | Stage Two | Agribusiness
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	(658,486)
Lifetime expected credit losses | Stage Three
LOANS AND ADVANCES TO CUSTOMERS, NET
Increase (decrease) in exposure to credit risk on loan commitments	(1,426,253)
Changes in loss allowance for credit losses	$ (627,111)